Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Summary of cash and cash equivalents
	December 31,
	2017	2016
	U.S. dollars in thousands

Cash in banks and on hand	1,083	2,019
Bank deposits with original maturities of three months or less*	2,206	-

	3,289	2,019

* Deposit with maturity of three months, which bear an interest of 1.22%-1.4% per annum.

Summary of currencies cash and cash equivalents are denominated
	December 31,
	2017	2016
	U.S. dollars in thousands

U.S. dollars	3,172	1,908
NIS (not linked to the Israeli CPI)	117	110
Other currencies	-	1

	3,289	2,019